Prospectus Supplement September 1, 2026

For the most recent prospectuses of the following series:

American Funds College Target Date Series® (AFCTD)

American Funds® Portfolio Series (AFPS)

American Funds® Retirement Income Portfolio Series (AFRIS)

American Funds Target Date Retirement Series® (AFTD)

Changes apply to all series unless otherwise noted below.

1.	The following is added to the section titled “Underlying funds — Growth-and-income funds” in the “Information regarding the underlying funds” section of the prospectus for AFRIS - Enhanced:

International Growth and Income Fund The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

The fund invests primarily in stocks of companies domiciled outside the United States, including in emerging markets and developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in issuers whose securities are listed primarily on exchanges outside the United States, cash, cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates) and securities held as collateral issued by U.S. issuers. The fund therefore expects to be invested in various (but no fewer than three) countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

2. The fourth paragraph under the heading “Rights of accumulation” in the “Sales charge reductions and waivers” section is removed in its entirety.

3. The first bullet under “Rights of Accumulation (“ROA”)” under “Edward D. Jones & Co., L.P. (“Edward Jones”)“ in the “Appendix” section is amended to read as follows:

•	The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of American Funds, CollegeAmerica 529, and ABLEAmerica 529 held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge

4.	A ninth bullet under “Sales Charge Waivers” under “Edward D. Jones & Co., L.P. (“Edward Jones”)“ in the “Appendix” section is added as follows:

•	Purchases of Class ABLE-A in accounts where Edward Jones serves as Broker/Dealer of Record

5.	The information under “Robert W. Baird & Co. Incorporated (“Baird”)“ in the “Appendix” section is amended to read as follows:

Effective January 1, 2026, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end sales charge waivers on Investors A-shares available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•	Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
•	Shares purchased within 90 days following a redemption from an American Funds fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•	A shareholder in the fund's Investor C shares will have their share converted at net asset value to Investor A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•	Employer-sponsored retirement plans established prior to April 1, 2004 that meet the eligibility requirements in effect as of that date for purchasing A shares at net asset value or charitable accounts in a transactional brokerage account at Baird including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs SIMPLE IRAs or SARSEPs

CDSC waivers on Class A and C shares available at Baird

•	Shares sold due to death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
•	Shares bought due to returns of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the fund’s prospectus
•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•	Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Baird: breakpoints and/or rights of accumulation

•	Breakpoints as described in this prospectus
•	Rights of accumulation which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of American Funds assets held by accounts within the purchaser’s household at Baird. Eligible American Funds assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets
•	Letters of intent (LOI) allow for breakpoint discounts based on anticipated purchases of American Funds through Baird, over a 13-month period of time

6.	The information under “Stifel, Nicolaus & Company, Incorporated (“Stifel”)“ in the “Appendix” section is amended to read as follows:

Effective September 1, 2026, shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (“CDSC”) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

Class A Shares

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of accumulation

•	Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the American Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A money market funds not assessed a sales charge. Fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets
•	The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level

Front-end sales charge waivers on Class A shares available at Stifel

Sales charges may be waived for the following shareholders and in the following situations:

•	Class C shares that have been held for more than seven (7) years may be converted to Class A or other Front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply

•	Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel
•	Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family
•	Shares purchased from the proceeds of redeemed shares of the same fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement
•	Shares from rollovers into Stifel custodied IRA from retirement plans
•	Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus
•	Purchases of Class 529-A shares through a rollover from another 529 plan
•	Purchases of Class 529-A shares made for reinvestment of refunded amounts
•	Charitable accounts in a transactional brokerage account at Stifel

CDSC Waivers on Class A and C Shares

•	Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary
•	Shares sold as part of a systematic withdrawal plan not to exceed 12% annually
•	Return of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations
•	Shares acquired through a right of reinstatement
•	Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel

Share Class Conversions in Advisory Accounts

Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program

Keep this supplement with your prospectus.

Lit. No. MFGESU-024-0926P CGD/AFD/10039-S111482

THE FUNDS (EXCLUDING AMERICAN FUNDS COLLEGE TARGET DATE SERIES) MAKE AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT FOR ALL FUNDS (EXCLUDING AMERICAN FUNDS COLLEGE TARGET DATE SERIES) IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT OF THE FUNDS’ PROSPECTUSES (EXCLUDING AMERICAN FUNDS COLLEGE TARGET DATE SERIES).

/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

Statement of Additional Information Supplement September 1, 2026

For the most recent statement of additional information of the following series:

American Funds College Target Date Series® (AFCTD)

American Funds® Portfolio Series (AFPS)

American Funds® Retirement Income Portfolio Series (AFRIS)

American Funds Target Date Retirement Series® (AFTD)

Changes apply to all series unless otherwise noted below.

1. The following is added after Intermediate Bond Fund of America in the annual advisory fee table under the heading “Investment Advisory and Service Agreement” in the “Management of the series” section for AFRIS:

Underlying American Funds	Annual fee rate
International Growth and Income Fund	0.47%

2. The second paragraph under the subheading “Class 529-A” under the “Plans of distribution” heading in the “Management of the series” section is amended to read as follows for AFCTD:

Distribution-related expenses for Class 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the series to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

3. The second paragraph under the subheading “Class A, 529-A and ABLE-A” under the “Plans of distribution” heading in the “Management of the series” section is amended to read as follows for AFPS:

Distribution-related expenses for Class A, 529-A and ABLE-A shares include dealer commissions and wholesaler compensation paid on sales of shares purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A, 529-A and ABLE-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the series to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

4. The second paragraph under the subheading “Class A” under the “Plans of distribution” heading in the “Management of the series” section is amended to read as follows for AFRIS and AFTD:

Distribution-related expenses for Class A shares include dealer commissions and wholesaler compensation paid on sales of shares purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the series to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

5. The information under “Payment of service fees” in the “Management of the series” section is amended to read as follows for AFCTD:

For purchases subject to an initial sales charge as described in the “Sales charges” section of the prospectus, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class 529-A or 529-C shares. For purchases at the net asset value breakpoint, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class 529-A shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

6. The information under “Payment of service fees” in the “Management of the series” section is amended to read as follows for AFPS:

For purchases subject to an initial sales charge as described in the “Sales charges” section of the prospectus, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A, C, 529-A, 529-C or ABLE-A shares. For purchases at the net asset value breakpoint, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A or 529-A shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

7. The information under “Payment of service fees” in the “Management of the series” section is amended to read as follows for AFRIS and AFTD:

For purchases subject to an initial sales charge as described in the “Sales charges” section of the prospectus, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A or C shares. For purchases at the net asset value breakpoint, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

8. The fifth paragraph under “Rights of accumulation” in the “Sales charge reductions and waivers” section is removed in its entirety.

Keep this supplement with your statement of additional information.

Lit. No. MFGESU-026-0926P CGD/AFD/10039-S115087